September 16, 1997


               THE DEFENSIVE EQUITY PORTFOLIO
           of Analytic Optioned Equity Fund, Inc.

                SUPPLEMENT TO THE PROSPECTUS
                     Dated May 12, 1997



Effective on or about September 8, 1997, the information under the heading "GENERAL INFORMATION" on Page 23 is amended as follows:


                     GENERAL INFORMATION

                          CUSTODIAN

     The Fund's custodian will be The Chase Manhattan Bank.



The information under the heading "HOW TO PURCHASE SHARES" on Page 17 is amended as follows:

                   HOW TO PURCHASE SHARES


     Purchase by Wire. Initial and subsequent purchases may be made by wiring Federal Funds addressed:

                  The Chase Manhattan Bank
                       ABA #021000021
 The Analytic Optioned Equity Fund, Inc. - (Defensive Equity
                         Portfolio)
                    credit DDA 9102791614
             Account Registration:  (your name)
              Account #:  (your account number)



                                          September 16, 1997


               THE DEFENSIVE EQUITY PORTFOLIO
           of Analytic Optioned Equity Fund, Inc.

                      SUPPLEMENT TO THE
             STATEMENT OF ADDITIONAL INFORMATION
                     Dated May 12, 1997


Effective on or about September 8, 1997, the information under the heading "CUSTODIAN" is amended as follows:

                          CUSTODIAN


      The Fund's custodian will be The Chase Manhattan Bank. Pursuant to the terms of the Custodian Agreement, the Fund will forward to the Custodian the proceeds of each purchase of Fund shares. The Custodian will hold such proceeds and make disbursements therefrom in accordance with the terms of the Custodian Agreement. It will retain possession of the securities purchased with such proceeds and maintain appropriate records with respect to receipt and disbursements of money, receipt and release of securities, and all other transactions of the Custodian with respect to the securities and other assets of the Fund.